Subsequent Events	3 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events from October 1, 2012 through December 14, 2012, the date of issuance of the financial statements and has determined that it does not have any material subsequent events to disclose other than the matters disclosed in Note 4 above.